Commitments and Contingencies - Assets Pledged, Claims and Legal Proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies
Book value of assets pledged as security for long-term debt and interest rate swap obligations	$ 1,709	$ 1,677
Accrued claim	$ 0	$ 0	$ 0